Fair Value Measurements - Summary of Fair Value Of Private Warrants was Re-measured Based on the Assumptions (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Exercise price	$ 19.02	$ 19.00
Option term (in years)	5 years 10 months 24 days	5 years 6 months
Volatility	75.50%	75.50%
Risk-free interest rate	0.90%	0.40%
Private Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Exercise price		$ 11.50
Option term (in years)		5 years
Volatility		29.40%
Risk-free interest rate		0.40%